DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
DISCONTINUED OPERATIONS
Summary of consolidated statements of income and comprehensive income and cash flows

	2018	2017	2016
Revenues	$19.8	$19.7	$12.0
Expenses	14.6	14.8	10.6
Income taxes	1.4	1.3	0.4
Gain related to a business sold in 2015	—	(14.6)	—
Income from discontinued operations	$3.8	$18.2	$1.0

	2018	2017	2016

Cash flows related to operating activities	$10.4	$20.4	$3.3
Cash flows related to investing activities	(1.9)	(3.5)	(53.1)
Cash flows provided by (used in) discontinued operations	$8.5	$16.9	$(49.8)

Summary of consolidated statements of balance sheet

2018

Current assets	$1.3
Property, plant and equipment	72.5
Intangible assets and goodwill	21.2
Assets held for sale	95.0
Current liabilities held for sale	(6.6)
Net assets held for sale	$88.4